CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Cash flows from operating activities:
Loss for the period	$ (1,372,411)	$ (1,056,921)	$ (2,364,339)	$ (2,788,446)	$ (1,202,296)	$ (13,889,930)
Adjustments to reconcile loss for the period to net cash used in operating activities:
Depreciation	12,741	10,398	23,045	19,153	20,837	145,227
Increase (decrease) in liability for employee rights upon retirement	(5,945)	9,553	1,127	16,284	34,485	217,757
Stock-based compensation	197,237	189,355	378,072	14,575	12,171	1,428,140
Stock-based interest compensation to convertible notes holders				1,214,943		1,214,943
Change in the fair value of warrants with round-down protection	(43,051)					(43,051)
Linkage difference on principal of loans from stockholders	5,869	(8,733)	24,934	15,909	10,617	182,918
Interest on convertible notes				78,192		78,192
Gain on sale of property and equipment				(912)		(912)
Gain from trading marketable securities					(756)	(12,920)
Changes in assets and liabilities:
Decrease (increase) in other current assets	(8,121)	27,658	(23,968)	(46,562)	577	(91,408)
Increase (decrease) in accounts payable	67,012	31,671	64,697	(14,120)	(8,530)	140,154
Increase (decrease) in other current liabilities	22,694	(80,814)	(19,681)	123,147	(29,835)	230,080
Net cash used in operating activities	(1,123,975)	(877,833)	(1,916,113)	(1,367,837)	(1,162,730)	(10,400,810)
Cash flows from investment activities:
Decrease (increase) in funds in respect of employee rights upon retirement	(6,470)	(11,699)	14,436	(25,387)	(28,819)	(109,274)
Purchase of property and equipment	(3,516)	(47,750)	(54,619)	(8,725)	(5,007)	(212,289)
Proceeds from sale of property and equipment				4,791		4,791
Investment in marketable securities						(388,732)
Proceeds from sale of marketable securities					135,195	406,995
Short-term loan granted to related party, net of repayments					127,551	(14,252)
Net cash provided by (used in) investment activities	(9,986)	(59,449)	(40,183)	(29,321)	228,920	(312,761)
Cash flows from financing activities
Credit from banking institutions (repayment)		(18,977)	(18,669)	(75,845)	88,265	(6,218)
Proceeds from issuance of convertible notes				1,144,000		1,144,000
Repayment of convertible notes				(527,396)		(527,396)
Proceeds from issuance of Common Stock, net of issuance expenses		934,829	2,401,214	2,357,032	378,000	10,406,380
Proceeds from stockholders loans						347,742
Net cash provided by financing activities		915,852	2,382,545	2,897,791	466,265	11,364,508
Effect of exchange rate changes on cash and cash equivalents	(4,176)	28,457	(23,993)	(68,417)	3,275	107,430
Increase (decrease) in cash and cash equivalents	(1,138,137)	7,027	402,256	1,432,216	(464,270)	758,367
Cash and cash equivalents at beginning of the period	1,896,504	1,494,248	1,494,248	62,032	426,302
Cash and cash equivalents at end of the period	758,367	1,501,275	1,896,504	1,494,248	62,032	758,367
Supplementary information on financing activities not involving cash flows:
Conversion to convertible notes to Common Stock (see Notes 10C)				694,796
Fair value of warrants with down-round protection issued in connection with Common Stock issuances (See Note 9C)			$ 83,899